Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 723,797	$ 3,769,510	$ 28,478
Prepaid contract	766,667	766,667
Other current assets	141,894	114,086	261
Total current assets	1,632,358	4,650,263	28,739
Operating lease right of use asset, net	34,821	69,642	116,070
Prepaid contract, net of current portion	905,297	1,478,721
Other assets	3,783	3,783	3,783
Total assets	2,576,259	6,202,409	148,592
Current Liabilities:
Accounts payable and accrued expenses	478,352	396,483	546,014
Accrued compensation	1,849,052	1,415,093	1,562,041
Accrued interest	4,350	1,064	88,000
Current portion of operating lease liability	33,961	50,082	48,213
Convertible notes payable, net of discount of $0			1,638,760
Derivative liability			1,505,398
Other current liability	6,695
Total current liabilities	2,518,842	2,009,154	5,771,905
Convertible notes payable, net of discount of $0 and $43,288			106,712
Operating lease liability, net of current portion		21,247	71,329
Total liabilities	2,518,842	2,030,401	5,949,946
Commitments and Contingencies (Note 7)
Stockholders’ Equity:
Common stock, par value $0.0001; 125,000,000 shares authorized; 34,294,546 and 33,103,860 issued and outstanding, respectively	3,429	3,310	2,652
Additional paid in capital	32,145,983	30,190,827	17,778,498
Accumulated deficit	(32,091,995)	(26,022,129)	(23,582,504)
Total stockholders’ equity	57,417	4,172,008	(5,801,354)
Total liabilities and stockholders’ equity	2,576,259	6,202,409	148,592
Series A Preferred Stock [Member]
Stockholders’ Equity:
Series A preferred stock, par value $0.0001; 5,000,000 shares authorized, nil shares issued and outstanding
Related Party [Member]
Current Liabilities:
Notes payable, related parties	$ 146,432	$ 146,432	$ 383,479